S000011985 [Member] Investment Strategy - BATS: Interest Rate Hedge Series	Mar. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund is intended to be used as part of a broader separately managed account program administered directly by BlackRock. The performance and objectives of the Fund should be evaluated only in the context of the investor’s complete investment program. The Fund is not designed to be used as a stand-alone investment.
The Fund may invest in a portfolio of securities and other financial instruments, including derivative instruments, in an attempt to provide returns that are the inverse of its benchmark index, the Bloomberg U.S. Treasury 7‑10 Year Bond Index. The Fund’s return is intended to move in the opposite direction of the return of a traditional fixed-income fund. Unlike a traditional fixed-income fund, the value of the Fund is expected to move in the same direction as that of interest rates. The value of a traditional fixed-income fund generally drops as interest rates rise, however, it is expected that the Fund will provide positive returns in a rising interest rate environment. Under normal circumstances, the Fund maintains an average portfolio duration that is within ±20% of the inverse duration of its benchmark, as calculated by BlackRock. As of June 30, 2025, the average duration of the Fund’s benchmark was 1.47 years, as calculated by BlackRock.
The Fund will seek to pursue its investment objective primarily by engaging in short sales of U.S. Treasury securities and by investing in derivative instruments that provide returns that are inverse to those available by investing directly in U.S. Treasury securities. Derivative instruments that the Fund may invest in include, but are not limited to, futures (including U.S. Treasury futures), options, forward contracts and/or swaps, including interest rate swaps, swaptions and total return swaps.
The Fund may also invest significantly in a variety of short-term fixed-income instruments, including, but not limited to, U.S. government securities, U.S. government agency securities, securities issued by U.S. government-sponsored enterprises and U.S. government instrumentalities, investment grade corporate bonds or bonds determined by Fund management to be of similar quality, asset-backed securities and mortgage-backed securities. The Fund will invest in these short-term fixed-income instruments in order to generate income to cover some or all of the costs associated with the Fund’s derivative positions. A significant portion of the Fund’s total assets will be invested in cash and cash equivalents and held by the Fund in connection with its derivative positions. The Fund will also invest a significant portion of its total assets in cash and cash equivalents to use for margin requirements for its derivative positions.
The Fund may invest in other investment companies, such as exchange-traded funds, unit investment trusts, and open‑end and closed‑end funds, including affiliated investment companies and affiliated and unaffiliated money market funds. As of the date of this prospectus, the Fund intends to invest a significant portion of its assets in the BATS: Short Duration Taxable Total Return Series (the “BATS‑S”). The investment objective of BATS‑S is to seek to maximize total return, consistent with income generation and prudent investment management. In pursuit of its investment objective, BATS‑S principally invests in commercial and residential mortgage-backed securities; obligations of non‑U.S. governments and supra-national organizations, such as the International Bank for Reconstruction and Development, which are chartered to promote economic development; obligations of domestic and non‑U.S. corporations; asset-backed securities; collateralized mortgage obligations; U.S. Treasury and agency securities; when-issued and delayed delivery securities; derivatives; cash equivalent investments; repurchase agreements and reverse repurchase agreements; and dollar rolls.
The Fund may engage in active and frequent trading of portfolio instruments to achieve its investment objective.